Shareholders Equity and Regulatory Matters - Schedule of comparison of the actual capital amounts and ratios (Details) $ in Thousands	Mar. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Total capital (to risk weighted assets), Actual, Amount	$ 379,530		$ 288,022		$ 145,319
Total capital (to risk weighted assets), Actual, Ratio	13.2		13.5		12.5
Total capital (to risk weighted assets), For Capital Adequacy Purposes, Amount	$ 302,763	[1]	$ 223,444	[1]	$ 121,639	[2]
Total capital (to risk weighted assets), For Capital Adequacy Purposes, Ratio	10.5	[1]	10.5	[1]	10.5	[2]
Total capital (to risk weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 288,336		$ 212,804		$ 115,847
Total capital (to risk weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10		10		10
Tier I capital (to risk weighted assets), Actual, Amount	$ 356,218		$ 268,727		$ 133,340
Tier I capital (to risk weighted assets), Actual, Ratio	12.4		12.6		11.5
Tier I capital (to risk weighted assets), For Capital Adequacy Purposes, Amount	$ 245,086	[1]	$ 180,883	[1]	$ 98,470	[2]
Tier I capital (to risk weighted assets), For Capital Adequacy Purposes, Ratio	8.5	[1]	8.5	[1]	8.5	[2]
Tier I capital (to risk weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 230,669		$ 170,243		$ 92,678
Tier I capital (to risk weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8		8		8
Tier I capital (to average assets), Actual, Amount	$ 356,218	[3]	$ 268,727	[3]	$ 133,340	[4]
Tier I capital (to average assets), Actual, Ratio	13.7	[3]	12.3	[3]	7.2	[4]
Tier I capital (to average assets), For Capital Adequacy Purposes, Amount	$ 104,281	[1],[3]	$ 87,602	[1],[3]	$ 74,026	[2],[4]
Tier I capital (to average assets), For Capital Adequacy Purposes, Ratio	4	[1],[3]	4	[1],[3]	4	[2],[4]
Tier I capital (to average assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 130,351	[3]	$ 109,503	[3]	$ 92,532	[4]
Tier I capital (to average assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5	[3]	5	[3]	5	[4]
Common equity tier 1 (to risk weighted assets), Actual, Amount	$ 356,218		$ 268,727		$ 133,340
Common equity tier 1 (to risk weighted assets), Actual, Ratio	12.4		12.6		11.5
Common equity tier 1 (to risk weighted assets), For Capital Adequacy Purposes, Amount	$ 201,835	[1]	$ 148,962	[1]	$ 81,093	[2]
Common equity tier 1 (to risk weighted assets), For Capital Adequacy Purposes, Ratio	7	[1]	7	[1]	7	[2]
Common equity tier 1 (to risk weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 187,418		$ 138,322		$ 75,301
Common equity tier 1 (to risk weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.5		6.5		6.5

[1]	Percentages represent the minimum capital ratios plus, as applicable, the fully phased-in 2.5% CIT1 capital buffer under the Basel III Capital Rules.
[2]	Percentages represent the minimum capital ratios plus, as applicable, the fully phased-in 2.5% CIT1 capital buffer under the Basel III Capital Rules.
[3]	The Tier 1 capital ratio (to average assets) is not impacted by the Basel III Capital Rules; however, the Federal Reserve and the FDIC may require the Bank to maintain a Tier 1 capital ratio (to average assets) above the minimum required.
[4]	The Tier 1 capital ratio (to average assets) is not impacted by the Basel III Capital Rules; however, the Federal Reserve and the FDIC may require the Bank to maintain a Tier 1 capital ratio (to average assets) above the minimum required.